Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Maximum allowed percentage of revenue	10.00%	10.00%	10.00%
Net of investments with negative equity	$ 184	$ 106	$ 29
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	514,552	499,525	491,225
Reportable assets	3,972,020	3,643,703	3,602,168
BHSA [Member]
Statement [Line Items]
Investment		18,215	54,463
Uruguay [Member]
Statement [Line Items]
Revenues	12,377	730	12,383
Reportable assets	13,711	15,321	16,140
U.S.A [Member]
Statement [Line Items]
Revenues	10	97	136
Reportable assets	3,248	2,163	3,267
Other Countries [Member]
Statement [Line Items]
Revenues	12,387	827	12,519
Reportable assets	17,153	17,670	19,533
GCDI [Member]
Statement [Line Items]
Investment	$ 15,784	$ 693	$ (10,574)